Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation
Schedule of share-based compensation expenses

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Cost of revenues	82	98	102
Fulfillment	440	646	882
Marketing	259	347	586
Research and development	1,340	1,400	1,781
General and administrative	1,574	1,665	5,783

Total	3,695	4,156	9,134

Service-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity
A summary of activities of the service-based RSUs for the years ended December 31, 2019, 2020 and 2021 is presented as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2018	118,496,092	15.58
Granted	33,202,744	14.29
Vested	(20,423,568)	14.96
Forfeited or cancelled	(30,444,064)	15.36

Unvested as of December 31, 2019	100,831,204	15.35
Granted	42,621,084	26.44
Vested	(20,632,596)	15.25
Forfeited or cancelled	(14,550,450)	16.13

Unvested as of December 31, 2020	108,269,242	19.62
Granted	30,069,498	39.93
Vested	(23,834,466)	18.89
Forfeited or cancelled	(19,395,408)	21.30

Unvested as of December 31, 2021	95,108,866	25.89

Schedule of service-based share options activity
A summary of activities of the service-based share options for the years ended December 31, 2019, 2020 and 2021 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2018	15,747,736	6.55	5.3	73
Exercised	(3,299,962)	5.72
Forfeited or cancelled	(2,223,650)	8.52

Outstanding as of December 31, 2019	10,224,124	6.39	4.3	115
Exercised	(5,073,294)	6.23
Forfeited or cancelled	(243,770)	10.24

Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184
Exercised	(1,962,856)	5.49
Forfeited or cancelled	(7,092)	13.42

Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Vested and expected to vest as of December 31, 2021	2,917,942	6.91	2.8	82
Exercisable as of December 31, 2021	2,853,764	6.77	2.8	81